Summary of Significant Accounting Policies (Details)	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	2.978	3.19	3.647
FDIC insurance limit | $	$ 0	$ 0	$ 0
Cash uninsured amount | $	$ 84,559	$ 80,331	$ 544,175
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares converted (in Shares) | shares		100
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares converted (in Shares) | shares	100